Business Combinations - Summary of Net Cash Outflow on Acquisition of Subsidiaries (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Less: Cash acquired	$ (29,133)	$ (983)
Net cash outflow on acquisition of subsidiaries	(7,046,464)	$ (237,735)
TLJ Intertech Inc. [member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in cash	$ 89,998		$ 89,998
Less: Cash acquired			(16,561)
Net cash outflow on acquisition of subsidiaries			$ 73,437